Loss per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Loss per Share

14. Loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For the Year Ended December 31,
	2017	2018	2019
	US$	US$	US$
	(in thousands, except per share data)
Net loss:	(36,649)	(66,529)	(9,901)
Accretion on Series A preferred shares redemption value	(96)	—	—
Accretion on Series B preferred shares redemption value	(540)	—	—
Accretion on Series C preferred shares redemption value	(2,232)	—	—
Deemed dividend to Series C convertible redeemable preferred shares at modification of Series C convertible redeemable preferred shares	—	—	—
Deemed dividend to Series C convertible redeemable preferred shares upon Initial Public Offering	(82,034)	—	—
Net loss attributable to ordinary shareholders	(121,551)	(66,529)	(9,901)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	(121,551)	(66,529)	(9,901)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	49,054,201	65,199,459	67,590,078
Loss per share attributable to ordinary shareholders
—basic and diluted	(2.48)	(1.02)	(0.15)

Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

The Group’s convertible redeemable preferred shares were participating securities because they had contractual rights to share in the profits but not losses of the Group. For the year of 2018 and 2019, the two-class method was not used in computing basic and diluted loss per share as the Group was in a net loss position.